Retirement Benefit Plans - Movements in Defined Benefit Obligation and Fair Value of Plan Assets (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure Of Defined Plan [line items]
Net defined benefit liability (asset) at beginning of period	$ 2,370		$ 2,691	$ 618
Current service cost	2,927		3,024	2,918
Interest expense/interest income	10		6	(13)
Amounts recognized in profit or loss	2,937		3,030	2,905
Remeasurement on the net defined benefit liability
Return on plan assets (excluding amounts included in net interest)	(1,338)		(875)	193
Actuarial (gains) losses recognized from changes in demographic assumptions	6		4	15
Actuarial (gains) losses recognized from changes in financial assumptions	647		1,273
Actuarial (gains) losses recognized from experience adjustments	(842)		813	1,816
Amounts recognized in other comprehensive income	(1,527)	$ (50)	1,215	2,024
Contributions from employer	(2,099)		(4,374)	(2,635)
Benefits paid	0		0	0
Benefits paid directly by the Company	(304)		(192)	(221)
Net defined benefit liability (asset) at end of period	1,377		2,370	2,691
Present value of funded defined benefit obligation [Member]
Disclosure Of Defined Plan [line items]
Net defined benefit liability (asset) at beginning of period	41,397		37,663	34,572
Current service cost	2,927		3,024	2,918
Interest expense/interest income	400		550	506
Amounts recognized in profit or loss	3,327		3,574	3,424
Remeasurement on the net defined benefit liability
Return on plan assets (excluding amounts included in net interest)	0		0	0
Actuarial (gains) losses recognized from changes in demographic assumptions	6		4	15
Actuarial (gains) losses recognized from changes in financial assumptions	647		1,273
Actuarial (gains) losses recognized from experience adjustments	(842)		813	1,816
Amounts recognized in other comprehensive income	(189)		2,090	1,831
Contributions from employer	0		0	0
Benefits paid	(3,034)		(1,738)	(1,943)
Benefits paid directly by the Company	(304)		(192)	(221)
Net defined benefit liability (asset) at end of period	41,197		41,397	37,663
Fair value of plan assets [Member]
Disclosure Of Defined Plan [line items]
Net defined benefit liability (asset) at beginning of period	39,027		34,972	33,954
Current service cost	0		0	0
Interest expense/interest income	390		544	519
Amounts recognized in profit or loss	390		544	519
Remeasurement on the net defined benefit liability
Return on plan assets (excluding amounts included in net interest)	1,338		875	(193)
Actuarial (gains) losses recognized from changes in demographic assumptions	0		0	0
Actuarial (gains) losses recognized from changes in financial assumptions	0		0
Actuarial (gains) losses recognized from experience adjustments	0		0	0
Amounts recognized in other comprehensive income	1,338		875	(193)
Contributions from employer	2,099		4,374	2,635
Benefits paid	(3,034)		(1,738)	(1,943)
Benefits paid directly by the Company	0		0	0
Net defined benefit liability (asset) at end of period	$ 39,820		$ 39,027	$ 34,972